SUBSEQUENT EVENTS (Details Narrative)											3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 17, 2024 $ / shares shares	Dec. 16, 2024 $ / shares	Nov. 06, 2024 USD ($) shares	Oct. 22, 2024 USD ($)	Jun. 24, 2024 $ / shares shares	Mar. 01, 2024 USD ($)	Jan. 31, 2024 $ / shares shares	Feb. 06, 2023	Oct. 13, 2022 USD ($)	Sep. 02, 2021 USD ($)	Jun. 30, 2024 USD ($) shares	Sep. 30, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 20, 2024 $ / shares shares	Aug. 31, 2024 $ / shares	Mar. 14, 2024 $ / shares	Jun. 02, 2023 USD ($)	Dec. 31, 2022 USD ($) $ / shares
Subsequent Event [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Exercisable, Number | shares							3,000
Principal amount												$ 145,328	$ 147,781				$ 125,000	$ 150,000
Proceeds from Issuance of Debt												$ 393,836
Common stock, par value | $ / shares												$ 0.001	$ 0.001			$ 0.001		$ 0.001
Payment of debt													$ 1,367,715
Debt outstanding obligation												$ 3,580,859	$ 6,113,750					$ 927,840
Issuance of stock, value									$ 15,000,000	$ 9,403,600	$ 2,529,448
Warrant term															5 years
Reverse stock split								1-for-20 reverse stock split
Common Stock [Member]
Subsequent Event [Line Items]
Shares issued | shares											622,211
Issuance of stock, value											$ 622
Exercise price | $ / shares															$ 0.0001
Senior Secured Promissory Notes [Member]
Subsequent Event [Line Items]
Promissory notes description												The Notes mature ninety (90) days following their issuance date (the “Maturity Date”) and shall accrue no interest unless and until an Event of Default (as defined in the Notes) has occurred, in which case interest shall accrue at a rate of 14% per annum during the pendency of such Event of Default. In addition, upon customary Events of Default, the Purchasers may require the Company to redeem all or any portion of the Notes in cash with a 125% redemption premium. The Purchasers may also require the Company to redeem all or any portion of the Notes in cash upon a Change of Control, as defined in the Notes, at the prices set forth therein. Upon a Bankruptcy Event of Default (as defined in the Notes), the Company shall immediately pay to the Purchasers an amount in cash representing 100% of all outstanding principal, accrued and unpaid interest, if any, in addition to any and all other amounts due under the Notes, without the requirement for any notice or demand or other action by the Purchaser or any other person.
Percentage of gross proceeds												100.00%
Private Placement [Member]
Subsequent Event [Line Items]
Shares issued | shares					1,195,219
Common stock, par value | $ / shares					$ 0.001
Share price | $ / shares					2.51
Pre-funded unit price | $ / shares					$ 0.0001
June Two Thousand Twenty Four Private Placement [Member]
Subsequent Event [Line Items]
Shares issued | shares					1,195,219
Common stock, par value | $ / shares					$ 0.001
Share price | $ / shares					2.51
Pre-funded unit price | $ / shares					$ 0.00001
Subsequent Event [Member]
Subsequent Event [Line Items]
Shares issued | shares			808,377
Principal amount			$ 3,600,000
Subsequent Event, Description						(i) November 1, 2024, and (ii) the consummation of the merger between Kustom Entertainment and Clover Leaf pursuant to the Merger Agreement among the Company, Kustom Entertainment, Clover Leaf Capital Corp., Yntegra Capital Investments LLC and CL Merger Sub, dated as of June 1, 2023. The Borrowers shall pay in arrears in cash an amount equal to 50% of revenues from all ticket sales generated by Kustom Entertainment, up nine thousand tickets sold, and thereafter equal to 10% of all revenues from all ticket sales until the earlier of the date on which the Note is repaid in full or the Maturity Date. The Note bears interest at a rate of 1.58% per month. The Borrowers have the right, but not the obligation, under the Note to prepay the Note, upon written notice to the Purchaser, by payment in full of the entire outstanding principal balance plus interest. Upon a change of control of either Borrower or a sale or all or substantially all of either Borrower’s assets, the Purchaser may require the Borrowers to repay the Note, upon written notice to the Borrowers, by payment in full of the entire outstanding principal balance plus interest.
Proceeds from Loans						$ 3,000,000
[custom:AggregateProceedsFromFinancingAndExtraordinaryReceipts]						3,000,000
Common stock, par value | $ / shares							$ 0.001
Exercise price | $ / shares														$ 1.00
Exercise of warrant	Dec. 17, 2024
Common stock issuable under the warrants | shares														698,000
Gross proceeds			$ 3,000,000.0
Stock issued and outstanding description			The Bylaws were amended to reduce the quorum requirement at any meeting of the Company’s stockholders to thirty-three and one-third percent (33 1/3%) of the stock issued and outstanding and entitled to vote at such meeting.
Subsequent Event [Member] | Series A Warrants [Member]
Subsequent Event [Line Items]
Number of warrants outstanding | shares	5,976,095
Subsequent Event [Member] | Series B Warrants [Member]
Subsequent Event [Line Items]
Number of warrants outstanding | shares	4,780,877
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Common stock, par value | $ / shares		$ 0.001
Floor reset price per share | $ / shares	0.502
Common stock issuance percentage		20.00%
Reverse stock split		ranging from one-for-five (1:5) to one-for-twenty (1:20)
Subsequent Event [Member] | Series A Common Stock Purchase Warrant [Member]
Subsequent Event [Line Items]
Exercise of warrant		Jun. 25, 2024
Subsequent Event [Member] | Series B Common Stock Purchase Warrant [Member]
Subsequent Event [Line Items]
Exercise of warrant		Jun. 25, 2024
Subsequent Event [Member] | Note Purchase Agreement [Member]
Subsequent Event [Line Items]
Principal amount						1,425,000
Proceeds from Issuance of Debt						$ 1,000,000
Subsequent Event [Member] | Default Notice [Member]
Subsequent Event [Line Items]
Payment of debt				$ 100,000
Debt outstanding obligation				$ 1,600,000
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Shares issued | shares			808,377
Issuance of stock, value			$ 3,600,000
Proceeds from private placement			3,000,000.0
Net proceeds from private placement			$ 2,015,623
Subsequent Event [Member] | Restricted Stock [Member]
Subsequent Event [Line Items]
Shares issued | shares							15,000
Director [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Shares issued | shares							20,000